Document and Entity Information	3 Months Ended
Oct. 31, 2020
Document And Entity Information
Entity Registrant Name	Bakhu Holdings, Corp.
Entity Central Index Key	0001440153
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90831
City Area Code	858
Local Phone Number	682-2548